Debt, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt, current and non-current [Abstract]
Compensating Balance, Amount	$ 18,000	$ 15,000
Interest Costs Incurred	8,068	7,342	5,129
Interest Costs, Capitalized During Period	468	321	635
Debt Instrument, Unused Borrowing Capacity, Fee	56	122	468
Debt Instrument Unused Borrowing Capacity Fee Capitalized	$ 56	$ 103	$ 422